Related party and employee transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
(a)	Amounts due from related parties

	December 31, 2017	December 31, 2018
	US$	US$
Current:
Beijing Starry Sky Cinema Co., Ltd. (“Starry Sky”)	5,909,736	8,052,075
Beijing Aijieli Technology Development Co., Ltd.	12,889,735	16,366,841
Beijing Ruizhuo Xitou Technology Development Co., Ltd.	10,429,990	14,494,710
Beijing Ruizhuo Xichuang Technology Development Co., Ltd.	3,576,543	7,539,604
Chengdu Renju	35,199,433	-
Guangzhou Huanglong	38,934,992	-
Qingdao Huiju	18,721,643	61,392,033
Henan Hongguang Olympic Real Estate Co., Ltd.	-	51,340,375
MDL	-	22,988,260
Zhengzhou Xinci Health Service Co., Ltd.	-	1,178,230
Suzhou Wanzhuo’s non-controlling interest holders	-	27,201,258
Taicang Pengchi’s non-controlling interest holders	-	5,630,819

Total current amounts due from related party	125,662,072	216,184,205

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	24,665,944	26,122,186

Total	150,328,016	242,306,391

(b)	Amounts due to related party

	December 31, 2017	December 31, 2018
	US$	US$
Current:
Suzhou Wanzhuo’s non-controlling interest shareholders	93,548,383	23,447,245
Taicang Pengchi’s non-controlling interest holders	34,630,040	2,853,950
Suzhou Yefang’s non-controlling interest holders	-	11,902,028
Guangzhou Huanglong	-	7,285,231
Beijing Ruizhuo Xitou Technology Development Co., Ltd.	-	1,179,565
Beijing Xintou No.1 Management Consulting Center (limited partnership)	-	1,834,422

Total current amounts due to related party	128,178,423	48,502,441

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	29,917,961	31,241,768

Total	158,096,384	79,744,209

(c)	Amounts due from employees

	December 31, 2017	December 31, 2018
	US$	US$
Advances to employees	2,174,302	1,694,416